Convertible debt (Tables)	12 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of convertible debt

Note Description	Face Value	Conversion Rate
Series A – 1st Closing – September 23, 2025	$11,000,000	The lessor of $4,654 or 95% of the lowest daily VWAP during the ten (10) Trading Days immediately preceding the Conversion Date or other date of determination
Series A – 2nd Closing – October 8, 2025	4,000,000	The lessor of $3,036 or 95% of the lowest daily VWAP during the ten (10) Trading Days immediately preceding the Conversion Date or other date of determination
Series D – March 13, 2026	250,000	The lessor of $116 or 95% of the lowest daily VWAP during the ten (10) Trading Days immediately preceding the Conversion Date or other date of determination
Exchanged Note - May 27, 2026	44,493,606	The lessor of $21 or 95% of the lowest daily VWAP during the ten (10) Trading Days immediately preceding the Conversion Date or other date of determination
Total	$59,743,606